SUBSEQUENT EVENTS	9 Months Ended
Jun. 30, 2011
Subsequent Events [Abstract]
Subsequent Events [Text Block]	NOTE 12 SUBSEQUENT EVENT During August 2011, the Company repaid $11,856 in loans made by the Company's executives (See Note 4).